Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Number of Shares
Beginning Balance	3,860	3,876	5,498
Granted	515	1,563
Exercised	(279)	(92)	(1,024)
Forfeited	(720)	(1,487)	(598)
Ending Balance	3,376	3,860	3,876	5,498
Vested and expected to vest in the future at end of period	3,295
Exercisable at end of period	1,304
Available for grant at end of period	2,568
Weighted Average Exercise Price
Beginning Balance	$ 18.76	$ 21.02	$ 20.19
Granted	$ 11.64	$ 15.70
Exercised	$ 12.20	$ 11.89	$ 16.83
Forfeited	$ 20.19	$ 21.86	$ 20.57
Ending Balance	$ 17.91	$ 18.76	$ 21.02	$ 20.19
Vested and expected to vest in the future at end of period	$ 17.96
Exercisable at end of period	$ 22.19
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	6 years 2 months 27 days	5 years 8 months 12 days	3 years 4 months 24 days	3 years 5 months 27 days
Vested and expected to vest in the future at end of period	6 years 2 months 9 days
Exercisable at end of period	2 years 5 months 1 day
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 7,331	$ 574		$ 13,782
Vested and expected to vest in the future at end of period	7,139
Exercisable at end of period	$ 580